Share Capital - Schedule of Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	3,723,684
Number Exercisable	3,723,684	4,760,526	3,560,526	1,560,526
Weighted average exercise price (in Dollars per share)	$ 0.54
Average Remaining Contractual Life	1 year 2 months 26 days
April 26, 2026 [Member]
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	1,200,000
Number Exercisable	1,200,000
Weighted average exercise price (in Dollars per share)	$ 0.18
Average Remaining Contractual Life	25 days
May 14, 2026 [Member]
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	223,684
Number Exercisable	223,684
Weighted average exercise price (in Dollars per share)	$ 1.33
Average Remaining Contractual Life	1 month 13 days
July 13, 2026 [Member]
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	236,842
Number Exercisable	236,842
Weighted average exercise price (in Dollars per share)	$ 0.95
Average Remaining Contractual Life	3 months 10 days
January 6, 2027 [Member]
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	63,158
Number Exercisable	63,158
Weighted average exercise price (in Dollars per share)	$ 1.33
Average Remaining Contractual Life	9 months 7 days
June 4, 2028 [Member]
Schedule of Stock Options Outstanding [Line Items]
Number Outstanding	2,000,000
Number Exercisable	2,000,000
Weighted average exercise price (in Dollars per share)	$ 0.59
Average Remaining Contractual Life	2 years 2 months 4 days